Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders’ Equity

7. Shareholders’ equity

Ordinary shares

As of December 31, 2023 and 2022, the Company had the following number of ordinary shares with a par value £0.001 (equivalent to $0.001) issued and outstanding:

	December 31,
	2023	2022
Ordinary shares	39,466,581	39,316,360
Class A non-voting ordinary shares	1,616,367	1,616,367
Deferred Shares	1	1
Total ordinary and deferred shares	41,082,949	40,932,728

On April 6, 2021, all the Employee Shares, Convertible Preferred Shares (see below) and B ordinary shares were converted into ordinary shares or Class A non-voting ordinary shares. Please refer to the details in Note 1. Class A non-voting ordinary shares have same rights and privileges as ordinary shares, except for the voting rights.

As of December 31, 2023, the Company has not declared any dividends.

Deferred shares

On April 6, 2021, all the deferred shares were cancelled. In addition, a single deferred share with a nominal value of £92,451.851 in the capital of the Company was created as part of the Company’s reorganization. As of December 31, 2023, the Company had one deferred share which could be repurchased at any time by the Company for nil consideration.

Convertible preferred shares

The Company issued series A convertible preferred shares (“Series A”), series A-1 convertible preferred shares (“Series A-1”), series B preferred shares (“Series B”) and series C preferred shares (“Series C”) (collectively, “Convertible Preferred Shares”).

On April 6, 2021, all the Convertible Preferred Shares were converted into ordinary shares or Class A non-voting ordinary shares. There are no Convertible Preferred Shares outstanding as of December 31, 2023.